CAPITAL AND RESERVES (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Number of options	5,084,000	3,991,066
Weighted average exercise price	$ 0.51	$ 0.99
Weighted average market share price on exercise	$ 0.76	$ 1.90
May 2020
Statement [Line Items]
Number of options		388,000
Weighted average exercise price		$ 0.71
Weighted average market share price on exercise		$ 1.33
June 2020
Statement [Line Items]
Number of options		1,162,900
Weighted average exercise price		$ 0.84
Weighted average market share price on exercise		$ 1.82
July 2020
Statement [Line Items]
Number of options		908,500
Weighted average exercise price		$ 1.46
Weighted average market share price on exercise		$ 2.34
August 2020
Statement [Line Items]
Number of options		1,165,000
Weighted average exercise price		$ 0.97
Weighted average market share price on exercise		$ 2.00
September 2020
Statement [Line Items]
Number of options		210,000
Weighted average exercise price		$ 0.69
Weighted average market share price on exercise		$ 1.48
October 2020
Statement [Line Items]
Number of options		156,666
Weighted average exercise price		$ 0.50
Weighted average market share price on exercise		$ 1.38
January 2021
Statement [Line Items]
Number of options	405,000
Weighted average exercise price	$ 0.50
Weighted average market share price on exercise	$ 0.82
February 2021
Statement [Line Items]
Number of options	2,494,000
Weighted average exercise price	$ 0.89
Weighted average market share price on exercise	$ 0.53
March 2021
Statement [Line Items]
Number of options	150,000
Weighted average exercise price	$ 0.48
Weighted average market share price on exercise	$ 0.89
June 2021
Statement [Line Items]
Number of options	590,000
Weighted average exercise price	$ 0.49
Weighted average market share price on exercise	$ 0.64
July 2021
Statement [Line Items]
Number of options	1,445,000
Weighted average exercise price	$ 0.49
Weighted average market share price on exercise	$ 0.58